Share-based compensation (Details 2)	12 Months Ended
Dec. 31, 2021 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, December 31, 2020 | shares	873,695
Forfeited | shares	(49,054)
Outstanding, December 31, 2021 | shares	824,641
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning | ¥ / shares	¥ 122.07
Weighted average grant-date fair value, options forfeited | ¥ / shares	36.79
Outstanding, ending | ¥ / shares	¥ 127.15